Fair value of financial instruments - Fair value measurement sensitivity to unobservable inputs (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum of the year
Disclosure of Fair value of financial instruments [Line Items]
A significant increase would result in a lower fair value	6.86%	3.128%
Minimum of the year | Level 3 | Volatility
Disclosure of Fair value of financial instruments [Line Items]
A significant increase would result in a lower fair value		10.00%	12.97%
Maximum of the year
Disclosure of Fair value of financial instruments [Line Items]
A significant increase would result in a lower fair value	7.84%	8.89%
Maximum of the year | Level 3 | Volatility
Disclosure of Fair value of financial instruments [Line Items]
A significant increase would result in a lower fair value		20.00%	27.50%